INVENTORY	3 Months Ended
Mar. 31, 2025
Schedule Of Inventories
INVENTORY

5.	INVENTORY

As at	March 31, 2025	December 31, 2024
Finished goods	$1,188,887	$954,453
Parts	779,660	577,810
	$1,968,547	$1,532,263

During the three months ended March 31, 2025, $1,071,164 (2024 - $966,339) of inventory was recognized in cost of sales including a recovery of allowance to value its inventory for obsolete and slow-moving inventory of $38,666 (2024 -allowance to value of inventory for obsolete and slow-moving inventory $148,760).

Cost of sales consist of the following:

For the three months ended	March 31, 2025	March 31, 2024
Inventory	$1,071,164	$966,339
Consulting and services	24,389	22,474
Other	142,074	60,757
	$1,237,627	$1,049,570